Debentures (Schedule of Aggregate Annual Maturities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 117,493	$ 132,979	€ 72,124
Current maturities	19,806	$ 22,416	10,600
Long-term loans	137,299		82,724
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	19,824		13,716
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	40,195		15,322
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	40,263		24,629
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 17,211		€ 18,457